Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses And Other Liabilities [Abstract]
Accrued Expenses And Other Liabilities
NOTE 10:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2012	2011

Employees and payroll accruals	$66,732	$59,713
Accrued expenses	83,637	71,040
Government authorities	59,077	57,683
Other	3,006	1,936

	$212,452	$190,372